American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
January 31, 2023

Global Bond Fund - Schedule of Investments
JANUARY 31, 2023 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 29.0%
Australia — 0.9%
Australia Government Bond, 2.75%, 4/21/24	AUD	3,192,000	2,241,328
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	3,925,054
Australia Government Bond, 1.75%, 6/21/51	AUD	5,500,000	2,441,867
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	3,257,112
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,430,742
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,528,409
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,974,953
			21,799,465
Austria — 0.4%
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	4,192,000	4,268,674
Republic of Austria Government Bond, 0.90%, 2/20/32(1)	EUR	450,000	414,361
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	3,939,000	4,883,098
			9,566,133
Belgium — 0.4%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	3,716,000	4,663,715
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	5,586,000	4,509,894
			9,173,609
Canada — 2.4%
Canadian Government Bond, 0.25%, 2/1/23	CAD	5,000,000	3,757,619
Canadian Government Bond, 3.00%, 11/1/24	CAD	4,000,000	2,962,113
Canadian Government Bond, 3.00%, 10/1/25	CAD	3,000,000	2,226,816
Canadian Government Bond, 0.25%, 3/1/26	CAD	2,150,000	1,471,269
Canadian Government Bond, 2.75%, 9/1/27	CAD	2,500,000	1,856,150
Canadian Government Bond, 2.25%, 6/1/29	CAD	1,750,000	1,267,344
Canadian Government Bond, 0.50%, 12/1/30	CAD	11,300,000	7,080,303
Canadian Government Bond, 1.50%, 6/1/31	CAD	3,500,000	2,358,972
Canadian Government Bond, 2.00%, 6/1/32	CAD	1,000,000	695,750
Canadian Government Bond, 2.75%, 12/1/48	CAD	3,250,000	2,330,310
Canadian Government Bond, 2.00%, 12/1/51	CAD	5,300,000	3,221,785
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	10,911,000	8,034,926
Province of Quebec Canada, 3.00%, 9/1/23	CAD	3,058,000	2,278,107
Province of Quebec Canada, 5.75%, 12/1/36	CAD	12,032,000	10,809,801
Province of Quebec Canada, 3.50%, 12/1/48	CAD	7,300,000	5,049,737
			55,401,002
Chile†
Chile Government International Bond, 4.00%, 1/31/52		$1,425,000	1,161,086
China — 0.3%
China Government Bond, 3.81%, 9/14/50	CNY	36,000,000	5,812,161
Colombia — 0.2%
Colombia Government International Bond, 7.50%, 2/2/34(2)		$3,642,000	3,603,599
Czech Republic — 0.2%
Czech Republic Government Bond, 0.25%, 2/10/27	CZK	138,700,000	5,271,810
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/29	DKK	35,000,000	4,491,500
Finland — 0.8%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	5,169,000	5,820,629
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	11,000,000	8,345,704
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	3,045,000	2,542,165

Finland Government Bond, 0.125%, 4/15/52(1)	EUR	1,100,000	594,728
			17,303,226
France — 3.2%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,539,000	2,713,657
French Republic Government Bond OAT, 0.75%, 11/25/28	EUR	17,000,000	16,703,849
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	42,980	54,509
French Republic Government Bond OAT, 0.00%, 11/25/29(3)	EUR	21,650,000	19,761,899
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,845,000	4,164,645
French Republic Government Bond OAT, 0.00%, 5/25/32(3)	EUR	25,500,000	21,595,320
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	2,675,000	3,659,514
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,433,000	3,867,255
French Republic Government Bond OAT, 0.75%, 5/25/52	EUR	2,000,000	1,239,130
			73,759,778
Germany — 2.1%
Bundesobligation, 0.00%, 4/16/27(3)	EUR	11,500,000	11,342,936
Bundesobligation, 1.30%, 10/15/27	EUR	8,000,000	8,316,848
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(3)	EUR	10,500,000	9,352,874
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32	EUR	8,100,000	8,411,371
Bundesrepublik Deutschland Bundesanleihe, 1.00%, 5/15/38	EUR	9,750,000	8,792,165
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(3)	EUR	3,600,000	2,173,152
			48,389,346
Greece — 0.1%
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)	EUR	2,500,000	2,287,591
Indonesia — 1.5%
Indonesia Government International Bond, 3.50%, 2/14/50		$2,800,000	2,163,571
Indonesia Treasury Bond, 6.375%, 4/15/32	IDR	134,000,000,000	8,760,682
Indonesia Treasury Bond, 7.00%, 2/15/33	IDR	347,500,000,000	23,626,870
			34,551,123
Ireland — 0.9%
Ireland Government Bond, 3.40%, 3/18/24	EUR	6,186,000	6,788,191
Ireland Government Bond, 1.10%, 5/15/29	EUR	3,850,000	3,830,774
Ireland Government Bond, 0.20%, 10/18/30	EUR	1,500,000	1,359,698
Ireland Government Bond, 0.40%, 5/15/35	EUR	8,650,000	7,006,569
Ireland Government Bond, 0.55%, 4/22/41	EUR	1,500,000	1,066,015
Ireland Government Bond, 1.50%, 5/15/50	EUR	320,000	252,490
			20,303,737
Italy — 2.2%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	4,964,000	5,212,760
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(3)	EUR	9,650,000	9,438,729
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26	EUR	3,000,000	3,082,042
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	14,100,000	12,975,756
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	3,269,165
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	827,033
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	6,500,000	6,158,972
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,122,610
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	8,643,154
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	324,030
			51,054,251
Japan — 3.5%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	231,950,000	2,102,509
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,234,500,000	10,543,719
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	1,673,400,000	12,651,189
Japan Government Thirty Year Bond, 0.40%, 3/20/50	JPY	700,000,000	4,011,742
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,350,000,000	8,338,552

Japan Government Thirty Year Bond, 0.70%, 12/20/51	JPY	1,790,000,000	11,015,506
Japan Government Thirty Year Bond, 1.00%, 3/20/52	JPY	297,300,000	1,985,986
Japan Government Thirty Year Bond, 1.30%, 6/20/52	JPY	380,000,000	2,734,060
Japan Government Twenty Year Bond, 0.60%, 9/20/37	JPY	1,222,000,000	8,786,885
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	1,078,800,000	7,103,917
Japan Government Twenty Year Bond, 0.50%, 12/20/41	JPY	831,000,000	5,504,590
Japan Government Twenty Year Bond, 1.10%, 9/20/42	JPY	835,000,000	6,125,599
			80,904,254
Malaysia — 0.2%
Malaysia Government Bond, 4.70%, 10/15/42	MYR	20,900,000	5,232,852
Mexico — 1.5%
Mexican Bonos, 7.75%, 5/29/31	MXN	584,000,000	29,343,437
Mexico Government International Bond, 4.15%, 3/28/27		$2,700,000	2,672,866
Mexico Government International Bond, 6.35%, 2/9/35		$1,828,000	1,944,620
			33,960,923
Netherlands — 0.8%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,389,000	7,508,026
Netherlands Government Bond, 0.00%, 7/15/31(1)(3)	EUR	9,000,000	7,934,200
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	2,080,000	2,390,076
			17,832,302
New Zealand — 1.0%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	36,479,000	22,328,716
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,750,000	1,458,469
			23,787,185
Norway — 0.2%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	43,725,000	4,367,796
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	2,800,000	268,403
			4,636,199
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,400,000	1,596,000
Poland — 0.1%
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	16,300,000	2,662,668
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 0.90%, 10/12/35(1)	EUR	1,000,000	818,496
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	2,350,000	2,770,742
			3,589,238
Romania — 0.1%
Romanian Government International Bond, 6.00%, 5/25/34(1)		$2,000,000	1,966,464
Saudi Arabia — 0.3%
Saudi Government International Bond, 4.75%, 1/18/28(1)		$3,243,000	3,289,375
Saudi Government International Bond, 5.50%, 10/25/32(1)		$2,490,000	2,672,392
			5,961,767
Singapore — 0.1%
Singapore Government Bond, 2.875%, 7/1/29	SGD	4,240,000	3,206,302
South Africa — 0.7%
Republic of South Africa Government Bond, 8.50%, 1/31/37	ZAR	347,000,000	16,211,416
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$400,000	383,638
			16,595,054
Spain — 1.1%
Spain Government Bond, 0.00%, 1/31/28(3)	EUR	6,000,000	5,645,121
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,263,000	1,531,673
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	11,750,000	10,037,129
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	2,200,000	2,012,458
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	7,100,000	6,579,161
			25,805,542

Sweden — 0.1%
Sweden Government Bond, 3.50%, 3/30/39(1)	SEK	15,600,000	1,807,485
Switzerland — 0.5%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,902,000	6,489,281
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,534,000	3,159,455
Swiss Confederation Government Bond, 0.00%, 7/24/39(3)	CHF	2,500,000	2,192,286
			11,841,022
Thailand — 0.3%
Thailand Government Bond, 1.59%, 12/17/35	THB	219,000,000	5,808,742
United Kingdom — 2.4%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	7,000,000	7,901,681
United Kingdom Gilt, 4.75%, 12/7/30	GBP	3,600,000	4,891,591
United Kingdom Gilt, 0.25%, 7/31/31	GBP	10,300,000	9,851,926
United Kingdom Gilt, 1.00%, 1/31/32	GBP	9,500,000	9,557,987
United Kingdom Gilt, 1.75%, 9/7/37	GBP	12,500,000	12,100,697
United Kingdom Gilt, 4.50%, 12/7/42	GBP	954,000	1,300,457
United Kingdom Gilt, 4.25%, 12/7/49	GBP	3,720,000	4,948,694
United Kingdom Gilt, 4.25%, 12/7/55	GBP	3,780,000	5,146,006
			55,699,039
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $767,522,399)			666,822,455
CORPORATE BONDS — 22.2%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 5.25%, 1/15/33		1,259,000	1,344,378
Raytheon Technologies Corp., 4.125%, 11/16/28		2,880,000	2,827,785
			4,172,163
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31		1,016,000	799,201
Airlines — 0.3%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		2,997,615	2,942,039
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(1)		341,455	281,839
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)		1,555,000	1,515,957
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27		1,169,900	1,141,197
			5,881,032
Auto Components†
Aptiv PLC, 3.10%, 12/1/51		445,000	289,012
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 3.375%, 11/13/25		2,230,000	2,080,211
Ford Motor Credit Co. LLC, 7.35%, 11/4/27		1,170,000	1,229,962
Ford Motor Credit Co. LLC, 7.35%, 3/6/30		1,312,000	1,378,755
General Motors Co., 5.15%, 4/1/38		620,000	563,371
General Motors Financial Co., Inc., 2.75%, 6/20/25		3,618,000	3,415,523
General Motors Financial Co., Inc., 2.40%, 10/15/28		1,037,000	889,152
Toyota Motor Credit Corp., 4.625%, 1/12/28		2,304,000	2,328,502
Volkswagen Financial Services NV, 1.125%, 9/18/23	GBP	1,500,000	1,812,309
			13,697,785
Banks — 6.5%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	600,000	560,543
Banco Santander SA, VRN, 1.72%, 9/14/27		1,400,000	1,230,110
Banco Santander SA, VRN, 4.18%, 3/24/28		400,000	381,341
Bank of America Corp., 2.30%, 7/25/25	GBP	800,000	940,256
Bank of America Corp., VRN, 3.38%, 4/2/26		2,450,000	2,370,591
Bank of America Corp., VRN, 5.08%, 1/20/27		1,715,000	1,721,976
Bank of America Corp., VRN, 6.20%, 11/10/28		370,000	390,426
Bank of America Corp., VRN, 3.42%, 12/20/28		301,000	281,684

Bank of America Corp., VRN, 2.88%, 10/22/30		2,217,000	1,945,546
Bank of America Corp., VRN, 4.57%, 4/27/33		585,000	565,836
Bank of America Corp., VRN, 5.02%, 7/22/33		809,000	809,224
Bank of America Corp., VRN, 2.48%, 9/21/36		1,730,000	1,351,477
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)		664,000	580,891
Bank of Ireland Group PLC, VRN, 2.375%, 10/14/29	EUR	1,200,000	1,236,772
Bank of New Zealand, 4.85%, 2/7/28(1)(2)		1,980,000	1,994,104
Bank of Nova Scotia, 4.85%, 2/1/30(2)		1,215,000	1,218,209
Banque Federative du Credit Mutuel SA, 0.25%, 7/19/28	EUR	4,100,000	3,662,823
Barclays PLC, 3.25%, 2/12/27	GBP	600,000	687,218
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	1,600,000	1,652,227
Barclays PLC, VRN, 2.28%, 11/24/27		897,000	804,549
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	2,000,000	2,173,929
Barclays PLC, VRN, 1.125%, 3/22/31	EUR	2,000,000	1,912,576
BNP Paribas SA, VRN, 5.125%, 1/13/29(1)		1,130,000	1,140,081
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,500,000	3,784,193
BPCE SA, VRN, 5.98%, 1/18/27(1)		1,102,000	1,116,449
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	1,871,405
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	1,000,000	1,076,956
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	3,700,000	3,750,965
Citigroup Inc., VRN, 3.06%, 1/25/33		2,160,000	1,851,901
Citigroup, Inc., VRN, 3.07%, 2/24/28		1,372,000	1,276,080
Citigroup, Inc., VRN, 3.67%, 7/24/28		265,000	251,179
Citigroup, Inc., VRN, 3.52%, 10/27/28		1,786,000	1,674,346
Commerzbank AG, 1.75%, 1/22/25	GBP	700,000	801,493
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	2,500,000	2,622,057
Cooperatieve Rabobank UA, VRN, 3.875%, 11/30/32	EUR	2,000,000	2,107,811
Credit Agricole SA, 5.30%, 7/12/28(1)		535,000	546,476
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	600,000	555,935
European Financial Stability Facility, 0.40%, 5/31/26	EUR	12,000,000	12,078,659
European Financial Stability Facility, 2.35%, 7/29/44	EUR	1,410,000	1,376,878
European Union, 0.00%, 7/4/31(3)	EUR	20,800,000	17,831,375
FNB Corp., 2.20%, 2/24/23		1,160,000	1,157,464
HSBC Holdings PLC, VRN, 1.75%, 7/24/27	GBP	1,500,000	1,645,107
HSBC Holdings PLC, VRN, 4.76%, 6/9/28		1,914,000	1,885,896
HSBC Holdings PLC, VRN, 2.80%, 5/24/32		990,000	815,570
HSBC Holdings PLC, VRN, 5.40%, 8/11/33		1,590,000	1,589,350
Huntington National Bank, 5.65%, 1/10/30		870,000	906,006
ING Groep NV, 2.125%, 1/10/26	EUR	2,600,000	2,726,903
Intesa Sanpaolo SpA, 4.75%, 9/6/27	EUR	2,000,000	2,212,561
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		2,506,000	2,326,755
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		2,754,000	2,388,131
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31		941,000	805,026
JPMorgan Chase & Co., VRN, 4.91%, 7/25/33		1,350,000	1,346,005
KeyBank NA, 5.00%, 1/26/33		805,000	807,678
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	4,500,000	4,030,390
Lloyds Banking Group PLC, VRN, 1.875%, 1/15/26	GBP	700,000	808,642
Lloyds Banking Group PLC, VRN, 1.75%, 9/7/28	EUR	800,000	856,275
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	2,000,000	2,148,482
NatWest Group PLC, VRN, 1.75%, 3/2/26	EUR	500,000	517,359
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,017,418
PNC Financial Services Group Inc., VRN, 5.07%, 1/24/34		875,000	883,299
Royal Bank of Canada, 0.625%, 9/10/25	EUR	3,400,000	3,456,165
Royal Bank of Canada, 6.00%, 11/1/27		1,610,000	1,701,632
Santander UK PLC, 1.125%, 3/12/27	EUR	6,000,000	6,001,808

Skandinaviska Enskilda Banken AB, 0.05%, 7/1/24	EUR	2,200,000	2,282,935
Skandinaviska Enskilda Banken AB, 3.70%, 6/9/25(1)		3,603,000	3,509,038
Societe Generale SA, 1.25%, 12/7/27	GBP	2,500,000	2,582,213
Societe Generale SA, VRN, 6.69%, 1/10/34(1)		414,000	442,981
Svenska Handelsbanken AB, 0.125%, 6/18/24	EUR	1,000,000	1,038,785
Toronto-Dominion Bank, 2.00%, 9/10/31		858,000	703,370
Toronto-Dominion Bank, 2.45%, 1/12/32		990,000	830,839
Toronto-Dominion Bank, 4.46%, 6/8/32		1,096,000	1,076,254
Truist Financial Corp., VRN, 4.12%, 6/6/28		985,000	963,982
Truist Financial Corp., VRN, 5.12%, 1/26/34		745,000	755,578
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		4,370,000	4,065,408
US Bancorp, VRN, 5.85%, 10/21/33		525,000	564,305
US Bancorp, VRN, 4.84%, 2/1/34(2)		1,015,000	1,010,217
Wells Fargo & Co., VRN, 4.54%, 8/15/26		735,000	728,125
Wells Fargo & Co., VRN, 3.35%, 3/2/33		716,000	631,823
Wells Fargo & Co., VRN, 3.07%, 4/30/41		1,495,000	1,166,983
Wells Fargo & Co., VRN, 4.61%, 4/25/53		511,000	477,599
			150,050,904
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		1,185,000	1,158,055
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	957,792
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		1,230,000	1,250,353
Keurig Dr Pepper, Inc., 4.05%, 4/15/32		500,000	474,306
PepsiCo, Inc., 3.90%, 7/18/32		443,000	433,085
			4,273,591
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 11/21/29		1,260,000	1,172,306
AbbVie, Inc., 4.40%, 11/6/42		990,000	915,595
Amgen, Inc., 4.05%, 8/18/29		2,450,000	2,368,749
			4,456,650
Building Products — 0.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		2,791,000	2,606,347
Standard Industries, Inc., 4.375%, 7/15/30(1)		510,000	436,545
			3,042,892
Capital Markets — 0.9%
Bank of New York Mellon Corp., VRN, 4.71%, 2/1/34		613,000	610,896
Deutsche Bank AG, 2.625%, 12/16/24	GBP	2,100,000	2,453,870
Deutsche Bank AG, VRN, 4.30%, 5/24/28		2,058,000	2,011,990
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,707,206
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27		965,000	864,205
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28		955,000	876,090
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29		608,000	574,569
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32		1,405,000	1,125,491
Golub Capital BDC, Inc., 2.50%, 8/24/26		384,000	336,968
Morgan Stanley, VRN, 2.63%, 2/18/26		1,867,000	1,774,544
Morgan Stanley, VRN, 5.12%, 2/1/29		406,000	410,734
Morgan Stanley, VRN, 2.70%, 1/22/31		305,000	264,855
Morgan Stanley, VRN, 2.51%, 10/20/32		950,000	785,229
Morgan Stanley, VRN, 6.34%, 10/18/33		1,160,000	1,276,308
Morgan Stanley, VRN, 2.48%, 9/16/36		501,000	388,708
Owl Rock Capital Corp., 3.40%, 7/15/26		464,000	419,219
Owl Rock Core Income Corp., 3.125%, 9/23/26		601,000	524,628
State Street Corp., VRN, 4.82%, 1/26/34		805,000	809,758
UBS Group AG, VRN, 1.49%, 8/10/27(1)		2,339,000	2,060,687

UBS Group AG, VRN, 3.125%, 6/15/30	EUR	2,000,000	2,070,289
			21,346,244
Chemicals — 0.1%
Albemarle Corp., 4.65%, 6/1/27		1,195,000	1,186,971
CF Industries, Inc., 5.15%, 3/15/34		448,000	443,589
CF Industries, Inc., 4.95%, 6/1/43		680,000	619,999
			2,250,559
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 3.20%, 6/1/32		1,235,000	1,108,627
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32		1,525,000	1,221,615
Construction Materials†
Eagle Materials, Inc., 2.50%, 7/1/31		943,000	771,305
Consumer Finance†
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24		690,000	645,756
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26		157,000	141,313
			787,069
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27		1,378,000	1,247,516
Diversified Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(1)		713,000	587,173
Block Financial LLC, 3.875%, 8/15/30		2,175,000	1,956,501
Capital One Financial Corp., VRN, 5.47%, 2/1/29(2)		539,000	542,703
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	844,119
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		240,000	233,704
			4,164,200
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 4.35%, 3/1/29		985,000	968,851
AT&T, Inc., 4.50%, 5/15/35		1,337,000	1,272,170
AT&T, Inc., 4.90%, 8/15/37		1,301,000	1,263,397
AT&T, Inc., 4.55%, 3/9/49		740,000	656,990
Deutsche Telekom AG, 1.375%, 7/5/34	EUR	1,100,000	959,665
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	1,700,000	2,060,672
Level 3 Financing, Inc., 4.625%, 9/15/27(1)		2,148,000	1,823,410
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)		1,500,000	1,320,021
Orange SA, 5.25%, 12/5/25	GBP	470,000	596,272
Telecom Italia Capital SA, 6.375%, 11/15/33		3,575,000	3,043,630
Telecom Italia SpA, 5.875%, 5/19/23	GBP	200,000	246,558
Telecom Italia SpA, 4.00%, 4/11/24	EUR	2,200,000	2,353,527
Verizon Communications, Inc., 4.33%, 9/21/28		992,000	979,078
Verizon Communications, Inc., 4.27%, 1/15/36		880,000	824,876
Verizon Communications, Inc., 4.81%, 3/15/39		980,000	948,977
			19,318,094
Electric Utilities — 1.1%
AEP Texas, Inc., 2.10%, 7/1/30		1,950,000	1,631,106
Baltimore Gas & Electric Co., 2.25%, 6/15/31		758,000	637,747
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32		1,120,000	1,123,519
Commonwealth Edison Co., 5.30%, 2/1/53		1,172,000	1,251,074
Duke Energy Carolinas LLC, 2.55%, 4/15/31		512,000	442,800
Duke Energy Corp., 2.55%, 6/15/31		540,000	458,571
Duke Energy Corp., 5.00%, 8/15/52		1,380,000	1,321,272
Duke Energy Florida LLC, 1.75%, 6/15/30		1,520,000	1,260,656
Duke Energy Florida LLC, 5.95%, 11/15/52		415,000	470,963
Duke Energy Progress LLC, 4.15%, 12/1/44		310,000	276,048
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	700,000	693,484

Exelon Corp., 4.45%, 4/15/46		870,000	787,513
FEL Energy VI Sarl, 5.75%, 12/1/40(1)		2,993,598	2,604,310
Florida Power & Light Co., 2.45%, 2/3/32		721,000	622,472
Florida Power & Light Co., 4.125%, 2/1/42		760,000	696,873
MidAmerican Energy Co., 4.40%, 10/15/44		405,000	379,081
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32		2,203,000	2,242,105
Northern States Power Co., 3.20%, 4/1/52		720,000	553,655
NRG Energy, Inc., 2.00%, 12/2/25(1)		2,370,000	2,132,547
Pacific Gas and Electric Co., 6.15%, 1/15/33		307,000	315,868
Pacific Gas and Electric Co., 4.20%, 6/1/41		515,000	408,718
PacifiCorp, 3.30%, 3/15/51		970,000	753,193
PECO Energy Co., 4.375%, 8/15/52		980,000	930,016
Public Service Electric & Gas Co., 3.10%, 3/15/32		852,000	772,098
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		1,400,000	1,127,188
Union Electric Co., 3.90%, 4/1/52		700,000	604,580
Xcel Energy, Inc., 3.40%, 6/1/30		900,000	828,062
Xcel Energy, Inc., 4.60%, 6/1/32		374,000	370,702
			25,696,221
Electrical Equipment — 0.1%
Regal Rexnord Corp., 6.40%, 4/15/33(1)		2,002,000	2,054,754
Energy Equipment and Services†
Schlumberger Investment SA, 2.65%, 6/26/30		1,010,000	899,154
Entertainment — 0.3%
Netflix, Inc., 5.875%, 11/15/28		1,137,000	1,182,399
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)		4,285,000	4,141,247
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)		762,000	714,558
Warnermedia Holdings, Inc., 5.05%, 3/15/42(1)		731,000	624,997
			6,663,201
Equity Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29		125,000	122,958
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/50		990,000	811,319
American Tower Corp., 3.95%, 3/15/29		1,200,000	1,130,649
Crown Castle International Corp., 4.15%, 7/1/50		540,000	450,074
Equinix, Inc., 2.90%, 11/18/26		1,920,000	1,788,881
Healthpeak Properties Inc, 5.25%, 12/15/32		942,000	961,388
National Retail Properties, Inc., 4.80%, 10/15/48		980,000	869,803
Realty Income Corp., 3.25%, 1/15/31		965,000	871,285
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)		2,580,000	2,311,182
			9,317,539
Food and Staples Retailing — 0.2%
Sysco Corp., 5.95%, 4/1/30		1,675,000	1,799,446
United Natural Foods, Inc., 6.75%, 10/15/28(1)		2,250,000	2,174,175
Wm Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	1,300,000	1,426,407
			5,400,028
Food Products — 0.3%
JDE Peet's NV, 2.25%, 9/24/31(1)		1,554,000	1,222,163
Kraft Heinz Foods Co., 3.875%, 5/15/27		1,050,000	1,023,579
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,224,000	1,179,932
Mondelez International, Inc., 2.625%, 3/17/27		1,080,000	1,005,762
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,600,000	1,202,461
			5,633,897
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)		2,100,000	1,649,092
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27		820,000	740,562

Baxter International, Inc., 2.54%, 2/1/32		2,360,000	1,935,529
GE HealthCare Technologies, Inc., 5.65%, 11/15/27(1)		2,585,000	2,679,883
			5,355,974
Health Care Providers and Services — 0.7%
Centene Corp., 4.625%, 12/15/29		2,588,000	2,461,938
Centene Corp., 3.375%, 2/15/30		3,366,000	2,964,302
CVS Health Corp., 4.78%, 3/25/38		360,000	344,956
CVS Health Corp., 5.05%, 3/25/48		650,000	618,703
Elevance Health Inc, 5.125%, 2/15/53(2)		518,000	521,291
HCA, Inc., 2.375%, 7/15/31		250,000	203,273
Humana, Inc., 2.15%, 2/3/32		972,000	789,807
Kaiser Foundation Hospitals, 3.00%, 6/1/51		520,000	387,352
Roche Holdings, Inc., 2.61%, 12/13/51(1)		1,420,000	1,002,068
UnitedHealth Group, Inc., 5.35%, 2/15/33		2,540,000	2,709,004
UnitedHealth Group, Inc., 5.875%, 2/15/53		850,000	974,581
Universal Health Services, Inc., 1.65%, 9/1/26		1,533,000	1,351,400
Universal Health Services, Inc., 2.65%, 10/15/30		1,585,000	1,337,573
			15,666,248
Hotels, Restaurants and Leisure — 0.4%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)		1,548,000	1,325,723
Carnival Corp., 5.75%, 3/1/27(1)		1,170,000	972,750
International Game Technology PLC, 5.25%, 1/15/29(1)		2,020,000	1,941,129
Marriott International, Inc., 3.50%, 10/15/32		1,392,000	1,230,972
Penn Entertainment, Inc., 4.125%, 7/1/29(1)		1,228,000	1,014,707
Scientific Games International, Inc., 7.25%, 11/15/29(1)		2,680,000	2,690,452
			9,175,733
Household Durables — 0.3%
D.R. Horton, Inc., 2.50%, 10/15/24		890,000	856,323
KB Home, 4.80%, 11/15/29		2,538,000	2,280,393
Safehold Operating Partnership LP, 2.85%, 1/15/32		1,713,000	1,350,394
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		2,309,000	1,905,306
			6,392,416
Household Products — 0.1%
Clorox Co., 4.60%, 5/1/32		2,173,000	2,177,404
Insurance — 0.2%
Athene Global Funding, 1.99%, 8/19/28(1)		576,000	480,794
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,800,000	1,755,403
MetLife Inc., 5.25%, 1/15/54		860,000	895,901
SBL Holdings, Inc., VRN, 6.50%(1)(4)		2,275,000	1,749,020
			4,881,118
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 4.70%, 11/29/24		1,120,000	1,125,697
Amazon.com, Inc., 4.60%, 12/1/25		1,000,000	1,009,321
Amazon.com, Inc., 4.55%, 12/1/27		560,000	567,362
Amazon.com, Inc., 3.60%, 4/13/32		2,635,000	2,508,190
Prosus NV, 4.19%, 1/19/32		325,000	279,721
			5,490,291
Life Sciences Tools and Services†
Danaher Corp., 2.80%, 12/10/51		1,040,000	748,011
Machinery — 0.5%
Chart Industries, Inc., 7.50%, 1/1/30(1)		2,340,000	2,395,575
John Deere Capital Corp., 4.75%, 1/20/28		1,427,000	1,457,882
Parker-Hannifin Corp., 4.25%, 9/15/27		4,520,000	4,471,086
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		2,634,000	2,618,725
			10,943,268

Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		775,000	642,963
Comcast Corp., 5.65%, 6/15/35		982,000	1,071,839
Comcast Corp., 6.50%, 11/15/35		700,000	815,243
Comcast Corp., 3.75%, 4/1/40		1,435,000	1,269,353
Comcast Corp., 2.94%, 11/1/56		970,000	663,524
DISH DBS Corp., 5.25%, 12/1/26(1)		1,090,000	941,488
Fox Corp., 5.48%, 1/25/39		971,000	943,681
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		3,523,000	2,713,767
Paramount Global, 4.95%, 1/15/31		595,000	549,170
Paramount Global, 4.375%, 3/15/43		300,000	221,770
Time Warner Cable LLC, 4.50%, 9/15/42		1,440,000	1,147,543
VTR Finance NV, 6.375%, 7/15/28(1)		2,262,000	949,361
			11,929,702
Metals and Mining — 0.2%
Glencore Capital Finance DAC, 1.125%, 3/10/28	EUR	2,400,000	2,234,791
Glencore Funding LLC, 2.625%, 9/23/31(1)		1,430,000	1,194,898
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		193,000	154,623
South32 Treasury Ltd., 4.35%, 4/14/32(1)		985,000	888,171
			4,472,483
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		1,949,000	1,621,831
Multiline Retail — 0.1%
Marks & Spencer PLC, 4.50%, 7/10/27	GBP	1,400,000	1,586,226
Multi-Utilities — 0.6%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)		1,645,000	1,473,971
Ameren Corp., 3.50%, 1/15/31		1,383,000	1,268,656
Ameren Illinois Co., 3.85%, 9/1/32		1,146,000	1,101,800
Ameren Illinois Co., 5.90%, 12/1/52		311,000	362,302
Dominion Energy, Inc., 4.90%, 8/1/41		840,000	789,000
Dominion Energy, Inc., 4.85%, 8/15/52		1,420,000	1,337,538
Sempra Energy, 3.25%, 6/15/27		860,000	813,342
WEC Energy Group, Inc., 1.375%, 10/15/27		6,089,000	5,314,530
			12,461,139
Oil, Gas and Consumable Fuels — 2.1%
Aker BP ASA, 3.75%, 1/15/30(1)		2,820,000	2,557,728
Aker BP ASA, 4.00%, 1/15/31(1)		800,000	730,686
BP Capital Markets America, Inc., 3.06%, 6/17/41		840,000	670,860
Cenovus Energy, Inc., 2.65%, 1/15/32		860,000	716,698
Continental Resources, Inc., 2.27%, 11/15/26(1)		1,030,000	915,994
Diamondback Energy, Inc., 6.25%, 3/15/33		950,000	1,011,987
Ecopetrol SA, 8.875%, 1/13/33		4,200,000	4,314,093
Enbridge, Inc., 3.40%, 8/1/51		1,000,000	746,970
Energy Transfer LP, 3.60%, 2/1/23		949,000	949,000
Energy Transfer LP, 3.75%, 5/15/30		560,000	513,811
Energy Transfer LP, 5.75%, 2/15/33		912,000	938,389
Energy Transfer LP, 4.90%, 3/15/35		500,000	471,684
Enterprise Products Operating LLC, 4.85%, 3/15/44		1,525,000	1,454,811
Enterprise Products Operating LLC, 3.30%, 2/15/53		714,000	518,565
Equinor ASA, 3.25%, 11/18/49		320,000	251,485
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)		4,349,385	3,565,553
Geopark Ltd., 5.50%, 1/17/27(1)		2,250,000	1,999,898
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		770,000	826,746
MEG Energy Corp., 5.875%, 2/1/29(1)		4,460,000	4,264,630
MPLX LP, 2.65%, 8/15/30		1,120,000	956,047

Petroleos Mexicanos, 5.95%, 1/28/31		6,000,000	4,811,061
Petroleos Mexicanos, 6.70%, 2/16/32		356,000	295,991
Petroleos Mexicanos, 10.00%, 2/7/33(1)(2)		1,364,000	6,138
Petroleos Mexicanos, 6.625%, 6/15/35		1,290,000	1,014,333
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)		5,250,000	4,654,256
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		1,955,000	1,973,207
Shell International Finance BV, 2.375%, 11/7/29		1,120,000	1,004,170
Southwestern Energy Co., 5.375%, 3/15/30		4,616,000	4,305,689
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)		1,901,000	1,617,276
Williams Cos., Inc., 4.55%, 6/24/24		1,160,000	1,158,108
			49,215,864
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(1)		1,030,000	939,471
Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52		755,000	632,506
Pharmaceuticals — 0.3%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	2,200,000	2,236,149
Bayer AG, VRN, 4.50%, 3/25/82	EUR	600,000	617,229
Bristol-Myers Squibb Co., 2.95%, 3/15/32		1,303,000	1,181,535
Bristol-Myers Squibb Co., 2.55%, 11/13/50		1,868,000	1,274,847
Viatris, Inc., 4.00%, 6/22/50		739,000	513,028
Zoetis, Inc., 5.60%, 11/16/32		1,282,000	1,381,384
			7,204,172
Real Estate Management and Development†
Essential Properties LP, 2.95%, 7/15/31		1,010,000	768,372
Road and Rail — 0.3%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)		1,700,000	1,707,125
Ashtead Capital, Inc., 5.55%, 5/30/33(1)		349,000	350,553
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		847,000	775,418
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51		610,000	480,745
CSX Corp., 4.25%, 3/15/29		840,000	833,183
DAE Funding LLC, 1.55%, 8/1/24(1)		770,000	727,377
Norfolk Southern Corp., 4.55%, 6/1/53		1,230,000	1,149,339
Union Pacific Corp., 3.55%, 8/15/39		1,560,000	1,366,936
			7,390,676
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom, Inc., 4.00%, 4/15/29(1)		897,000	841,682
Broadcom, Inc., 4.93%, 5/15/37(1)		913,000	838,984
Intel Corp., 4.90%, 8/5/52		80,000	75,587
Intel Corp., 3.20%, 8/12/61		1,364,000	924,650
Lam Research Corp., 2.875%, 6/15/50		785,000	567,308
Micron Technology, Inc., 6.75%, 11/1/29		860,000	917,844
QUALCOMM, Inc., 5.40%, 5/20/33		400,000	430,165
QUALCOMM, Inc., 6.00%, 5/20/53		317,000	364,078
			4,960,298
Software — 0.1%
Oracle Corp., 3.90%, 5/15/35		880,000	779,276
Oracle Corp., 3.85%, 7/15/36		520,000	449,398
Oracle Corp., 3.60%, 4/1/40		720,000	571,255
			1,799,929
Specialty Retail — 0.5%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32		1,548,000	1,267,952
Home Depot, Inc., 3.90%, 6/15/47		1,961,000	1,738,048
Lowe's Cos., Inc., 3.35%, 4/1/27		4,263,000	4,084,657
Lowe's Cos., Inc., 2.625%, 4/1/31		2,065,000	1,776,678

O'Reilly Automotive, Inc., 4.70%, 6/15/32		1,610,000	1,608,403
			10,475,738
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 3.25%, 8/8/29		2,155,000	2,047,923
Apple, Inc., 3.95%, 8/8/52		1,150,000	1,034,337
Dell International LLC / EMC Corp., 8.10%, 7/15/36		384,000	449,979
			3,532,239
Thrifts and Mortgage Finance — 0.7%
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	3,300,000	2,845,154
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,594,439
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,102,694
Coventry Building Society, 0.125%, 6/20/26	EUR	4,500,000	4,402,293
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	2,400,000	2,495,185
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	600,000	595,958
			16,035,723
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(1)		659,000	644,431
Water Utilities — 0.1%
American Water Capital Corp., 4.45%, 6/1/32		1,390,000	1,386,717
Essential Utilities, Inc., 2.70%, 4/15/30		1,570,000	1,364,350
			2,751,067
Wireless Telecommunication Services — 0.7%
Sprint LLC, 7.625%, 2/15/25		3,690,000	3,835,021
T-Mobile USA, Inc., 4.75%, 2/1/28		3,230,000	3,203,177
T-Mobile USA, Inc., 3.375%, 4/15/29		500,000	456,428
T-Mobile USA, Inc., 3.50%, 4/15/31		3,963,000	3,551,342
T-Mobile USA, Inc., 4.375%, 4/15/40		480,000	434,739
Vodafone Group PLC, VRN, 4.20%, 10/3/78	EUR	1,900,000	1,920,767
Vodafone Group PLC, VRN, 2.625%, 8/27/80	EUR	2,000,000	1,974,917
			15,376,391
TOTAL CORPORATE BONDS (Cost $553,662,045)			510,821,066
U.S. TREASURY SECURITIES — 13.0%
U.S. Treasury Bonds, 3.50%, 2/15/39		50,000	49,520
U.S. Treasury Bonds, 1.375%, 11/15/40		500,000	346,113
U.S. Treasury Bonds, 2.00%, 11/15/41		3,000,000	2,280,703
U.S. Treasury Bonds, 2.375%, 2/15/42		35,210,000	28,495,343
U.S. Treasury Bonds, 3.375%, 8/15/42		22,464,000	21,244,275
U.S. Treasury Bonds, 2.75%, 11/15/42		5,000,000	4,276,172
U.S. Treasury Bonds, 4.00%, 11/15/42		11,012,000	11,381,934
U.S. Treasury Bonds, 2.50%, 2/15/45		13,000,000	10,493,437
U.S. Treasury Bonds, 2.875%, 8/15/45		3,500,000	3,015,469
U.S. Treasury Bonds, 2.50%, 2/15/46		2,000,000	1,608,125
U.S. Treasury Bonds, 2.25%, 8/15/46		5,000,000	3,820,801
U.S. Treasury Bonds, 3.00%, 5/15/47		5,000,000	4,400,977
U.S. Treasury Bonds, 2.25%, 2/15/52		11,500,000	8,643,867
U.S. Treasury Bonds, 4.00%, 11/15/52		2,000,000	2,139,062
U.S. Treasury Notes, 2.75%, 5/31/23		21,275,000	21,130,738
U.S. Treasury Notes, 2.50%, 5/31/24		46,000,000	44,761,953
U.S. Treasury Notes, 3.00%, 7/31/24		21,086,000	20,635,040
U.S. Treasury Notes, 4.25%, 9/30/24		31,935,000	31,866,390
U.S. Treasury Notes, 4.50%, 11/30/24		15,000,000	15,050,977
U.S. Treasury Notes, 3.125%, 8/15/25		13,000,000	12,731,875
U.S. Treasury Notes, 4.50%, 11/15/25		25,000,000	25,375,000
U.S. Treasury Notes, 2.75%, 7/31/27		2,289,000	2,203,654

U.S. Treasury Notes, 3.875%, 12/31/27	15,910,000	16,091,473
U.S. Treasury Notes, 4.00%, 10/31/29	1,000,000	1,025,078
U.S. Treasury Notes, 3.875%, 11/30/29	5,880,000	5,986,575
TOTAL U.S. TREASURY SECURITIES (Cost $316,824,236)		299,054,551
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 3.87%, (1-year H15T1Y plus 2.25%), 9/1/35	353,070	360,028
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.63%), 8/1/46	276,693	279,284
FNMA, VRN, 5.25%, (6-month LIBOR plus 1.57%), 6/1/35	207,394	208,449
FNMA, VRN, 5.31%, (6-month LIBOR plus 1.57%), 6/1/35	157,788	158,438
FNMA, VRN, 4.10%, (6-month LIBOR plus 1.54%), 9/1/35	303,189	308,002
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	707,159	682,821
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	398,912	384,922
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.62%), 5/1/47	446,454	443,091
		2,825,035
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.4%
FHLMC, 6.00%, 2/1/38	786	831
FHLMC, 3.50%, 5/1/50	5,374,427	5,099,495
FHLMC, 2.50%, 10/1/50	6,702,973	5,924,322
FHLMC, 2.50%, 5/1/51	187,665	165,780
FHLMC, 3.50%, 5/1/51	11,775,335	11,197,887
FHLMC, 3.00%, 7/1/51	6,436,290	5,928,466
FHLMC, 2.00%, 8/1/51	4,693,574	3,962,338
FHLMC, 2.50%, 12/1/51	4,921,214	4,330,899
FHLMC, 3.00%, 12/1/51	6,753,710	6,151,650
FHLMC, 3.50%, 5/1/52	1,048,907	985,559
FHLMC, 3.50%, 5/1/52	401,575	380,684
FHLMC, 4.00%, 5/1/52	370,848	358,711
FHLMC, 6.00%, 11/1/52	7,248,125	7,511,404
FNMA, 2.00%, 5/1/36	7,706,258	7,032,069
FNMA, 2.00%, 1/1/37	9,986,346	9,111,511
FNMA, 2.00%, 1/1/37	3,894,326	3,544,824
FNMA, 3.50%, 10/1/40	909,836	879,024
FNMA, 4.50%, 9/1/41	6,062	6,149
FNMA, 3.50%, 12/1/41	49,408	47,734
FNMA, 3.50%, 5/1/42	19,552	18,890
FNMA, 3.50%, 6/1/42	11,478	11,090
FNMA, 3.50%, 8/1/42	68,306	65,992
FNMA, 3.50%, 9/1/42	7,533	7,275
FNMA, 4.00%, 2/1/46	117,722	116,054
FNMA, 4.00%, 3/1/50	8,889,032	8,675,113
FNMA, 2.50%, 4/1/50	4,963,597	4,396,829
FNMA, 2.50%, 6/1/50	10,218,880	9,077,409
FNMA, 4.00%, 3/1/51	11,862,779	11,565,118
FNMA, 4.00%, 5/1/51	7,812,362	7,667,906
FNMA, 2.50%, 12/1/51	6,733,916	5,914,475
FNMA, 2.50%, 2/1/52	2,649,646	2,339,504
FNMA, 3.00%, 2/1/52	6,660,055	6,094,883
FNMA, 2.50%, 3/1/52	17,263,149	15,253,434
FNMA, 3.50%, 4/1/52	220,531	207,115
FNMA, 2.50%, 5/1/52	10,093,843	8,878,948
FNMA, 3.00%, 5/1/52	297,163	273,690
FNMA, 3.50%, 5/1/52	10,765,100	10,135,190
FNMA, 3.50%, 5/1/52	737,068	692,556

FNMA, 3.50%, 5/1/52	693,576	658,851
FNMA, 4.00%, 5/1/52	7,994,421	7,740,207
FNMA, 3.00%, 6/1/52	116,494	107,292
FNMA, 5.00%, 8/1/52	8,417,073	8,474,489
FNMA, 5.50%, 10/1/52	5,340,374	5,434,838
FNMA, 4.00%, 3/1/51	14,887,829	14,532,209
GNMA, 6.00%, 7/15/33	1,819	1,923
GNMA, 5.50%, 1/15/39	1,713	1,792
GNMA, 5.50%, 9/15/39	7,083	7,458
GNMA, 4.50%, 10/15/39	2,588	2,628
GNMA, 5.00%, 10/15/39	4,244	4,389
GNMA, 4.50%, 1/15/40	3,349	3,397
GNMA, 4.00%, 12/15/40	3,772	3,713
GNMA, 4.50%, 12/15/40	12,374	12,561
GNMA, 3.50%, 6/20/42	2,023,122	1,961,540
GNMA, 3.50%, 3/15/46	353,126	342,869
GNMA, 3.00%, 4/20/50	1,345,153	1,245,823
GNMA, 3.00%, 5/20/50	1,371,329	1,271,258
GNMA, 3.00%, 6/20/50	2,054,497	1,910,697
GNMA, 3.00%, 7/20/50	3,628,532	3,361,830
GNMA, 2.50%, 2/20/51	7,886,567	7,068,785
GNMA, 3.50%, 6/20/51	803,571	767,272
GNMA, 2.50%, 9/20/51	660,856	590,627
GNMA, 2.50%, 12/20/51	10,170,848	9,084,313
GNMA, 5.50%, 9/20/52	4,886,286	4,972,862
GNMA, 5.50%, 12/20/52	6,354,162	6,466,746
		240,041,177
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $244,245,543)		242,866,212
COLLATERALIZED LOAN OBLIGATIONS — 6.0%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 5.67%, (1-month LIBOR plus 1.20%), 6/15/36(1)	7,293,500	7,164,991
AIMCO CLO Ltd., Series 2019-10A, Class CR, VRN, 6.72%, (3-month LIBOR plus 1.90%), 7/22/32(1)	3,000,000	2,875,708
Allegro CLO V Ltd., Series 2017-1A, Class BR, VRN, 6.24%, (3-month LIBOR plus 1.45%), 10/16/30(1)	3,250,000	3,126,563
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.07%, (3-month LIBOR plus 2.25%), 7/24/29(1)	4,500,000	4,364,238
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, VRN, 6.00%, (1-month SOFR plus 1.51%), 2/15/35(1)	3,468,000	3,405,496
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 6.92%, (3-month LIBOR plus 2.10%), 4/22/31(1)	2,400,000	2,305,546
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 6.89%, (3-month LIBOR plus 2.10%), 10/17/32(1)	2,750,000	2,609,605
BXMT Ltd., Series 2020-FL2, Class A, VRN, 5.50%, (1-month SOFR plus 1.01%), 2/15/38(1)	3,843,913	3,814,008
BXMT Ltd., Series 2020-FL2, Class D, VRN, 6.55%, (1-month SOFR plus 2.06%), 2/15/38(1)	8,000,000	7,321,743
Carlyle Global Market Strategies CLO Ltd., Series 2019-2A, Class A2R, VRN, 6.44%, (3-month LIBOR plus 1.65%), 7/15/32(1)	2,400,000	2,329,155
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 6.64%, (3-month LIBOR plus 1.85%), 10/15/31(1)	4,383,771	4,355,818
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.03%, (3-month SOFR plus 2.40%), 1/20/33(1)	4,650,000	4,626,745
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 6.64%, (3-month LIBOR plus 1.85%), 10/15/30(1)	4,250,000	4,030,737
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 6.89%, (3-month LIBOR plus 2.10%), 7/18/30(1)	6,800,000	6,555,577
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.07%, (1-month SOFR plus 2.58%), 8/17/37(1)	5,078,000	5,084,300
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 5.93%, (3-month LIBOR plus 1.12%), 7/20/31(1)	3,025,000	3,005,006
KKR CLO Ltd., Series 2018, Class CR, VRN, 6.89%, (3-month LIBOR plus 2.10%), 7/18/30(1)	2,975,000	2,893,903
KKR CLO Ltd., Series 2022A, Class B, VRN, 6.41%, (3-month LIBOR plus 1.60%), 7/20/31(1)	4,000,000	3,916,268
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.92%, (3-month LIBOR plus 2.10%), 1/25/32(1)	5,200,000	5,055,144
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 7.49%, (3-month LIBOR plus 2.68%), 1/20/35(1)	4,850,000	4,567,778
MF1 LLC, Series 2022-FL10, Class D, VRN, 10.22%, (1-month SOFR plus 5.73%), 9/17/37(1)	4,000,000	4,009,111

MF1 Ltd., Series 2020-FL4, Class A, VRN, 6.30%, (1-month SOFR plus 1.81%), 11/15/35(1)		5,677,868	5,633,650
MF1 Ltd., Series 2020-FL4, Class D, VRN, 8.70%, (1-month SOFR plus 4.21%), 11/15/35(1)		4,674,000	4,506,321
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-28A, Class B, VRN, 6.41%, (3-month LIBOR plus 1.60%), 4/20/30(1)		2,300,000	2,258,600
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.80%, (3-month LIBOR plus 2.00%), 7/19/30(1)		4,500,000	4,309,676
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 6.21%, (3-month LIBOR plus 1.40%), 7/20/29(1)		2,450,000	2,391,705
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 6.63%, (3-month SOFR plus 2.00%), 4/15/30(1)		3,500,000	3,361,257
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 6.82%, (3-month SOFR plus 2.75%), 7/24/31(1)(2)		3,900,000	3,900,000
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2, VRN, 7.31%, (3-month SOFR plus 2.65%), 1/15/31(1)		2,150,000	2,128,265
PFP Ltd., Series 2021-8, Class D, VRN, 6.60%, (1-month LIBOR plus 2.15%), 8/9/37(1)		4,800,000	4,386,350
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.16%, (3-month LIBOR plus 2.35%), 1/20/32(1)		4,000,000	3,852,632
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 7.31%, (3-month LIBOR plus 2.50%), 7/20/32(1)		8,000,000	7,513,742
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 6.51%, (3-month LIBOR plus 1.70%), 1/20/32(1)		2,250,000	2,168,451
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.49%, (3-month LIBOR plus 1.70%), 4/18/33(1)		4,750,000	4,668,419
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $141,343,802)			138,496,508
ASSET-BACKED SECURITIES — 4.3%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		5,204,562	3,787,063
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		2,600,000	2,311,796
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)		4,128,148	3,509,305
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	9,350,000	6,539,343
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		1,746,000	1,564,814
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)		1,998,375	1,829,031
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, SEQ, 4.47%, 10/25/45(1)		3,375,000	3,271,452
Falcon Aerospace Ltd., Series 2019-1, Class A, SEQ, 3.60%, 9/15/39(1)		3,313,642	2,694,557
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)		4,057,000	3,710,592
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)		4,000,000	3,634,886
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)		5,800,000	5,020,470
FirstKey Homes Trust, Series 2022-SFR3, Class B, 4.50%, 7/17/26(1)		3,700,000	3,550,203
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		9,625,000	8,730,425
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		1,453,555	1,364,589
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		2,326,308	1,937,587
InStar Leasing III LLC, Series 2021-1A, Class A, SEQ, 2.30%, 2/15/54(1)		3,893,408	3,360,051
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		5,296,728	4,409,681
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		6,408,600	5,236,774
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		5,620,219	4,819,228
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(1)		6,483,482	5,522,410
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		3,853,130	3,091,004
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)		7,500,000	6,528,430
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)		2,700,000	2,317,853
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)		985,379	902,641
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		3,634,000	3,232,358
Vantage Data Centers LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)		5,939,875	5,693,786
TOTAL ASSET-BACKED SECURITIES (Cost $110,164,120)			98,570,329
PREFERRED STOCKS — 3.2%
Automobiles — 0.2%
Volkswagen International Finance NV, 3.875%		4,500,000	4,286,818
Banks — 0.4%
Commerzbank AG, 4.25%		600,000	523,927
Cooperatieve Rabobank UA, 3.10%		1,400,000	1,239,404
Intesa Sanpaolo SpA, 3.75%		2,400,000	2,341,808

La Banque Postale SA, 3.875%	1,200,000	1,150,372
Lloyds Banking Group PLC, 8.50%	1,600,000	2,031,736
UniCredit SpA, 3.875%	2,000,000	1,721,774
		9,009,021
Capital Markets — 0.1%
Deutsche Bank AG, 4.625%	1,400,000	1,226,170
Diversified Telecommunication Services — 0.3%
Orange SA, 2.375%	1,000,000	1,039,588
Telefonica Europe BV, 2.38%	2,900,000	2,518,380
Telefonica Europe BV, 2.875%	1,800,000	1,708,489
Telefonica Europe BV, 2.88%	2,000,000	1,844,207
		7,110,664
Electric Utilities — 0.5%
Electricite de France SA, 3.375%	3,600,000	3,111,424
Enel SpA, 2.25%	2,500,000	2,368,982
Naturgy Finance BV, 2.37%	3,000,000	2,882,572
SSE PLC, 3.125%	2,600,000	2,632,486
		10,995,464
Hotels, Restaurants and Leisure — 0.1%
Accor SA, 2.625%	2,600,000	2,540,398
Insurance — 1.1%
Allianz SE, 2.625%	2,600,000	2,137,982
Allianz SE, 3.20%(1)	3,595,000	2,903,322
Assicurazioni Generali SpA, 4.60%	2,900,000	3,097,299
AXA SA, 3.875%	3,000,000	3,191,901
AXA SA, 6.69%	1,230,000	1,544,351
BNP Paribas Cardif SA, 4.03%	3,100,000	3,285,170
CNP Assurances, 4.75%	3,500,000	3,599,460
Credit Agricole Assurances SA, 4.25%	3,300,000	3,540,309
Intesa Sanpaolo Vita SpA, 4.75%	2,300,000	2,458,768
		25,758,562
Oil, Gas and Consumable Fuels — 0.4%
Eni SpA, 3.375%	5,700,000	5,325,648
TotalEnergies SE, 2.625%	4,292,000	4,446,017
		9,771,665
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(1)	3,194,000	2,635,050
TOTAL PREFERRED STOCKS (Cost $83,392,360)		73,333,812
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Private Sponsor Collateralized Mortgage Obligations — 1.7%
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	5,500,000	5,031,472
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 6.80%, (1-year H15T1Y plus 2.25%), 2/25/36	180,995	172,634
Bellemeade Re Ltd., Series 2019-1A, Class B1, VRN, 8.51%, (1-month LIBOR plus 4.00%), 3/25/29(1)	3,700,000	3,679,492
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 8.11%, (1-month LIBOR plus 3.60%), 6/25/30(1)	4,879,540	4,907,208
Bunker Hill Loan Depositary Trust, Series 2019-3, Class M1, 3.27%, 11/25/59(1)	3,000,000	2,635,930
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.26%, 8/25/34	491,528	473,408
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.84%, 5/25/65(1)	4,482,000	4,223,346
JP Morgan Mortgage Trust, Series 2006-S1, Class 1A2, SEQ, 6.50%, 4/25/36	169,372	169,347
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.87%, 11/21/34	273,460	248,002
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.70%, 11/25/35	14,543	13,819
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.08%, 2/25/35	265,836	249,948
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.08%, 2/25/35	136,690	128,641
New Residential Mortgage Loan Trust, Series 2015-2A, Class B5, VRN, 5.38%, 8/25/55(1)	3,976,948	3,452,333

Radnor Re Ltd., Series 2018-1, Class M2, VRN, 7.21%, (1-month LIBOR plus 2.70%), 3/25/28(1)	9,565,449	9,572,554
Starwood Mortgage Residential Trust, Series 2020-2, Class B2E, VRN, 3.00%, 4/25/60(1)	5,000,000	4,136,505
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 5.23%, 7/25/34	340,136	329,736
		39,424,375
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2013-C01, Class M2, VRN, 9.76%, (1-month LIBOR plus 5.25%), 10/25/23	2,151,233	2,210,312
FNMA, Series 2014-C02, Class 2M2, VRN, 7.11%, (1-month LIBOR plus 2.60%), 5/25/24	1,156,225	1,171,135
FNMA, Series 2022-R09, Class 2M1, VRN, 6.81%, (30-day average SOFR plus 2.50%), 9/25/42(1)	2,951,726	2,965,912
		6,347,359
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,499,036)		45,771,734
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	5,700,000	4,798,431
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	6,200,000	4,986,361
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, VRN, 6.31%, (1-month LIBOR plus 1.85%), 11/15/38(1)	10,450,000	10,134,856
BX Trust, Series 2021-RISE, Class D, VRN, 6.21%, (1-month LIBOR plus 1.75%), 11/15/36(1)	6,572,000	6,334,294
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 6.23%, (1-month SOFR plus 1.75%), 12/15/36(1)	4,419,000	4,281,314
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $33,632,307)		30,535,256
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	675,000	822,903
California State University Rev., 2.98%, 11/1/51	825,000	620,356
Chicago GO, 7.05%, 1/1/29	285,000	294,202
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	29,291
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	584,404
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	2,125,000	1,799,308
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	1,061,042
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	300,000	339,463
Massachusetts GO, 2.66%, 9/1/39	246,710	204,178
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	220,000	238,651
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,292,031
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	292,569
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	130,880
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	343,893
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	55,000	64,758
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	627,904
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	170,000	193,905
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	459,998
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	329,339
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	220,267
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	220,000	245,809
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	300,000	316,595
State of California GO, 4.60%, 4/1/38	120,000	118,616
State of California GO, 7.55%, 4/1/39	460,000	613,816
State of California GO, 7.30%, 10/1/39	665,000	848,996
State of California GO, 7.60%, 11/1/40	20,000	27,170
University of California Rev., 3.07%, 5/15/51	1,195,000	868,832
TOTAL MUNICIPAL SECURITIES (Cost $15,094,659)		12,989,176
BANK LOAN OBLIGATIONS(5) — 0.2%
Technology Hardware, Storage and Peripherals — 0.2%
McAfee, LLC, 2022 USD Term Loan B, 8.18%, (1-month SOFR plus 3.75%), 3/1/29 (Cost $5,923,000)	5,945,125	5,626,526
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $2,638,897)	2,000,000	2,395,339

SHORT-TERM INVESTMENTS — 7.6%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	101,135	101,135
Repurchase Agreements — 3.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 10/31/23 - 11/30/23, valued at $20,486,366), in a joint trading account at 4.22%, dated 1/31/23, due 2/1/23 (Delivery value $20,083,350)		20,080,996
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 1/15/2026, valued at $64,658,879), at 4.28%, dated 1/31/23, due 2/1/23 (Delivery value $63,398,536)		63,391,000
		83,471,996
Treasury Bills(6) — 4.0%
U.S. Treasury Bills, 3.11%, 2/16/23	21,360,000	21,321,797
U.S. Treasury Bills, 1.55%, 3/23/23	26,300,000	26,137,816
U.S. Treasury Bills, 1.94%, 4/20/23(7)	44,778,000	44,338,443
		91,798,056
TOTAL SHORT-TERM INVESTMENTS (Cost $175,746,192)		175,371,187
TOTAL INVESTMENT SECURITIES—100.0% (Cost $2,498,688,596)		2,302,654,151
OTHER ASSETS AND LIABILITIES†		(431,242)
TOTAL NET ASSETS — 100.0%		$2,302,222,909

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,983,951	USD	5,369,367	Bank of America N.A.	3/15/23	$275,216
AUD	952,326	USD	646,645	Bank of America N.A.	3/15/23	26,641
USD	14,737,996	AUD	21,830,834	Bank of America N.A.	3/15/23	(696,210)
USD	5,512,135	AUD	8,133,112	Bank of America N.A.	3/15/23	(237,903)
USD	6,246,562	AUD	9,030,639	Bank of America N.A.	3/15/23	(138,020)
BRL	118,542,700	USD	23,173,238	Goldman Sachs & Co.	3/15/23	3,356
CAD	804,872	USD	594,133	Morgan Stanley	3/15/23	10,965
CAD	1,886,559	USD	1,393,574	Morgan Stanley	3/15/23	24,731
USD	37,321,473	CAD	50,741,043	Morgan Stanley	3/15/23	(825,370)
USD	3,650,872	CAD	4,976,902	Morgan Stanley	3/15/23	(90,736)
USD	685,836	CAD	934,938	Morgan Stanley	3/15/23	(17,045)
USD	8,164,125	CAD	11,118,542	Morgan Stanley	3/15/23	(194,735)
USD	11,537,330	CAD	15,639,081	Morgan Stanley	3/15/23	(220,047)
CHF	10,510,427	USD	11,568,035	Morgan Stanley	3/15/23	(36,467)
USD	12,070,850	CHF	11,204,815	Morgan Stanley	3/15/23	(222,568)
USD	10,888,215	CHF	10,042,037	Morgan Stanley	3/15/23	(129,456)
USD	5,721,017	CNY	39,503,624	Morgan Stanley	3/15/23	(144,555)
USD	877,703	CNY	5,915,315	Morgan Stanley	3/15/23	(614)
USD	5,118,640	CZK	118,941,843	UBS AG	3/15/23	(306,461)
USD	4,572,023	DKK	32,093,292	UBS AG	3/15/23	(131,759)
EUR	1,580,640	USD	1,674,075	Goldman Sachs & Co.	3/15/23	48,839
EUR	1,721,941	USD	1,848,882	Goldman Sachs & Co.	3/15/23	28,050
EUR	2,529,621	USD	2,709,323	Goldman Sachs & Co.	3/15/23	47,989
EUR	17,210,268	USD	18,253,382	Goldman Sachs & Co.	3/15/23	505,980
EUR	1,927,959	USD	2,101,734	Goldman Sachs & Co.	3/15/23	(239)
EUR	365,710	USD	396,969	Goldman Sachs & Co.	3/15/23	1,658
EUR	214,691	USD	233,832	Goldman Sachs & Co.	3/15/23	183
USD	441,078,785	EUR	416,926,247	Goldman Sachs & Co.	3/15/23	(13,374,960)
USD	1,195,704	EUR	1,130,230	Goldman Sachs & Co.	3/15/23	(36,258)
USD	1,199,427	EUR	1,131,348	Goldman Sachs & Co.	3/15/23	(33,754)

USD	1,336,821	EUR	1,259,128	Goldman Sachs & Co.	3/15/23	(35,641)
USD	1,748,619	EUR	1,646,534	Goldman Sachs & Co.	3/15/23	(46,119)
USD	1,921,150	EUR	1,809,311	Goldman Sachs & Co.	3/15/23	(51,017)
USD	3,634,099	EUR	3,423,932	Goldman Sachs & Co.	3/15/23	(98,020)
USD	905,096	EUR	853,132	Goldman Sachs & Co.	3/15/23	(24,826)
USD	409,896	EUR	384,185	Goldman Sachs & Co.	3/15/23	(8,870)
USD	876,220	EUR	820,798	Goldman Sachs & Co.	3/15/23	(18,458)
USD	2,772,335	EUR	2,582,568	Goldman Sachs & Co.	3/15/23	(42,690)
USD	1,135,957	EUR	1,050,606	Goldman Sachs & Co.	3/15/23	(9,214)
USD	523,086	EUR	482,523	Goldman Sachs & Co.	3/15/23	(2,869)
USD	2,200,854	EUR	2,017,960	Goldman Sachs & Co.	3/15/23	1,257
USD	3,974,327	EUR	3,644,831	Goldman Sachs & Co.	3/15/23	1,425
GBP	9,059,321	USD	10,938,677	Bank of America N.A.	3/15/23	240,247
GBP	3,154,329	USD	3,765,348	Bank of America N.A.	3/15/23	126,997
GBP	473,367	USD	582,305	Bank of America N.A.	3/15/23	1,815
USD	91,750,575	GBP	74,976,772	Bank of America N.A.	3/15/23	(768,464)
USD	1,017,928	GBP	830,893	Bank of America N.A.	3/15/23	(7,369)
USD	988,923	GBP	806,596	Bank of America N.A.	3/15/23	(6,392)
USD	4,784,711	GBP	3,918,885	Bank of America N.A.	3/15/23	(51,073)
USD	998,013	GBP	820,978	Bank of America N.A.	3/15/23	(15,048)
HUF	4,227,683,888	USD	11,345,832	UBS AG	3/16/23	240,379
IDR	364,310,066,520	USD	24,411,020	Goldman Sachs & Co.	3/15/23	(141,177)
USD	8,380,790	IDR	131,134,218,760	Goldman Sachs & Co.	3/15/23	(355,194)
USD	24,461,623	IDR	371,449,735,660	Goldman Sachs & Co.	3/15/23	(283,856)
USD	11,377,285	ILS	38,751,032	UBS AG	3/15/23	134,266
USD	11,515,002	ILS	39,575,910	UBS AG	3/15/23	32,657
JPY	865,528,991	USD	6,453,537	Bank of America N.A.	3/15/23	233,467
JPY	736,416,128	USD	5,547,934	Bank of America N.A.	3/15/23	141,554
JPY	453,142,959	USD	3,421,780	Bank of America N.A.	3/15/23	79,164
JPY	4,756,407,582	USD	36,743,135	Bank of America N.A.	3/15/23	4,466
USD	111,929,389	JPY	15,007,949,135	Bank of America N.A.	3/15/23	(4,020,748)
USD	3,406,758	JPY	456,638,373	Bank of America N.A.	3/15/23	(121,192)
USD	6,014,295	JPY	809,939,388	Bank of America N.A.	3/15/23	(243,227)
USD	2,462,358	JPY	332,004,690	Bank of America N.A.	3/15/23	(102,682)
USD	779,983	JPY	101,985,950	Bank of America N.A.	3/15/23	(7,951)
USD	5,350,888	JPY	709,848,843	Bank of America N.A.	3/15/23	(133,343)
KRW	679,153,613	USD	517,603	Morgan Stanley	3/15/23	33,874
USD	3,703,501	KRW	4,564,268,206	Morgan Stanley	3/15/23	(2,719)
USD	2,815,239	MXN	56,479,614	UBS AG	3/15/23	(162,138)
USD	2,807,880	MXN	56,291,151	UBS AG	3/15/23	(159,562)
USD	3,143,004	MYR	13,679,611	Goldman Sachs & Co.	3/15/23	(77,167)
USD	1,796,469	MYR	7,955,664	Goldman Sachs & Co.	3/15/23	(76,289)
USD	4,684,128	NOK	46,716,542	UBS AG	3/15/23	(5,097)
NZD	8,967,631	USD	5,598,358	Morgan Stanley	3/15/23	200,346
NZD	17,748,767	USD	11,364,287	Morgan Stanley	3/15/23	112,527
USD	23,390,296	NZD	36,662,020	Morgan Stanley	3/15/23	(316,320)
USD	5,623,642	NZD	8,818,965	Morgan Stanley	3/15/23	(78,930)
USD	11,486,526	NZD	17,860,321	Morgan Stanley	3/15/23	(62,422)
USD	22,956,350	NZD	35,414,170	Morgan Stanley	3/15/23	56,627
PEN	19,009,461	USD	4,920,779	Goldman Sachs & Co.	3/15/23	5,819
USD	4,928,763	PEN	19,049,669	Morgan Stanley	3/15/23	(8,255)
USD	2,446,065	PLN	11,082,044	UBS AG	3/15/23	(104,356)
SEK	51,958,615	USD	5,054,291	UBS AG	3/15/23	(74,534)
USD	1,817,554	SEK	18,718,841	UBS AG	3/15/23	23,525
USD	5,206,518	SEK	52,816,476	UBS AG	3/15/23	144,543

USD	3,162,063	SGD	4,281,591	Bank of America N.A.	3/15/23	(99,663)
USD	3,391,595	THB	116,993,073	Bank of America N.A.	3/15/23	(167,514)
USD	2,160,243	THB	71,914,504	Bank of America N.A.	3/15/23	(27,506)
USD	17,134,175	ZAR	295,084,764	UBS AG	3/15/23	235,820
ZAR	295,084,764	USD	17,132,484	UBS AG	3/15/23	(234,129)
						$(22,064,815)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	60	March 2023	$7,651,364	$(173,219)
U.S. Treasury 5-Year Notes	667	March 2023	72,864,540	452,075
Euro-Buxl 30-Year Bonds	2	March 2023	313,099	(42,126)
Japanese 10-Year Government Bonds	50	March 2023	56,297,776	(724,578)
Korean Treasury 10-Year Bonds	277	March 2023	25,703,117	258,155
U.K. Gilt 10-Year Bonds	128	March 2023	16,492,173	(187,006)
U.S. Treasury 10-Year Notes	1,177	March 2023	134,784,891	(1,134,121)
U.S. Treasury Ultra Bonds	154	March 2023	21,829,500	548,324
			$335,936,460	$(1,002,496)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	112	March 2023	$23,032,625	$35,219
U.S. Treasury 10-Year Ultra Notes	166	March 2023	20,119,719	(6,511)
			$43,152,344	$28,708
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$46,386,450	$(272,442)	$(1,877,448)	$(2,149,890)
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$91,813,000	(560,974)	(2,452,546)	(3,013,520)
					$(833,416)	$(4,329,994)	$(5,163,410)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$8,350,000	$353	$(19,940)	$(19,587)
CPURNSA	Receive	2.97%	10/14/23	$12,850,000	362	(39,562)	(39,200)
CPURNSA	Receive	2.97%	10/14/23	$12,850,000	362	(39,562)	(39,200)
					$1,077	$(99,064)	$(97,987)

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
KRW	–	South Korean Won
LIBOR	–	London Interbank Offered Rate
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $520,002,249, which represented 22.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Perpetual maturity with no stated maturity date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $16,803,422.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$666,822,455	—
Corporate Bonds	—	510,821,066	—
U.S. Treasury Securities	—	299,054,551	—
U.S. Government Agency Mortgage-Backed Securities	—	242,866,212	—
Collateralized Loan Obligations	—	138,496,508	—
Asset-Backed Securities	—	98,570,329	—
Preferred Stocks	—	73,333,812	—
Collateralized Mortgage Obligations	—	45,771,734	—
Commercial Mortgage-Backed Securities	—	30,535,256	—
Municipal Securities	—	12,989,176	—
Bank Loan Obligations	—	5,626,526	—
U.S. Government Agency Securities	—	2,395,339	—
Short-Term Investments	$101,135	175,270,052	—
	$101,135	$2,302,553,016	—
Other Financial Instruments
Futures Contracts	$1,035,618	$258,155	—
Forward Foreign Currency Exchange Contracts	—	3,024,383	—
	$1,035,618	$3,282,538	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,140,632	$1,126,929	—
Swap Agreements	—	5,261,397	—
Forward Foreign Currency Exchange Contracts	—	25,089,198	—
	$1,140,632	$31,477,524	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.